Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Premises and Equipment
Schedule of summary of premises and equipment

(in thousands)	2020	2019
Land and land improvements	$9,452	$9,433
Buildings and improvements	35,520	34,926
Furniture and equipment	13,570	14,081
Operating leases - right of use asset	2,594	2,425
Construction in progress	268	77
Total	61,404	60,942
Less accumulated depreciation	26,843	25,554
Premises and equipment, net	$34,561	$35,388

Schedule of depreciation expense

(in thousands)	2020	2019	2018
Depreciation expense	$2,265	$2,062	$1,797